Stock options (Tables)	12 Months Ended
Dec. 31, 2013
Stock Options Tables
Summary of stock options

The following is a summary of stock options which are outstanding as at December 31, 2013:

			average remaining
Exercise price	# of options	# of options	contractual
per share	outstanding	exercisable	life (in years)
$0.45	105,600	105,600	1.7
$0.53	150,000	150,000	0.2
$0.63	395,000	395,000	0.8
$0.75	375,000	124,999	3.5
$0.76	320,000	30,000	4.1
$0.86	707,500	218,331	3.6
$1.16	435,000	345,000	2.6
$1.20	300,000	300,000	3.6
$1.30	20,000	-	4.6
$1.58	15,000	-	4.9
$1.83	65,000	65,000	5.0
$0.88	2,888,100	1,733,930	2.9

Number of stock options outstanding

A continuity of the number of stock options which are outstanding at the end of the current and prior fiscal years ended December 31, 2013 and 2012 is as follows:

	2013		2012
		weighted		weighted
	# of stock	average	# of stock	average
	options	exercise price	options	exercise price
Options outstanding, beginning of the year	2,890,600	$0.86	2,473,100	$1.02
Granted	542,500	$0.91	1,900,000	$0.89
Forfeited	(423,333)	$0.79	(390,268)	$1.72
Expired	(105,000)	$0.75	(877,232)	$1.05
Cancelled	-	-	(140,000)	$0.63
Exercised	(16,667)	$0.79	(75,000)	$0.63
Options outstanding, end of the year	2,888,100	$0.88	2,890,600	$0.86
Options exercisable, end of the year	1,733,930	$0.90	970,600	$0.78

Stock based compensation expense

Stock based compensation expense is calculated based on the fair value attributed to grants of stock options using the Black-Scholes valuation model and utilizing the following weighted average assumptions:

	2013	2012	2011
Stock based compensation expense for the period	$492,000	$265,000	$344,800
Expected dividends paid per common share	Nil	Nil	Nil
Expected life in years	5	4	2.8
Expected volatility in the price of common shares	74%	79%	111%
Risk free interest rate	1.00%	1.00%	1.50%
Weighted average fair market value per share at grant date	$0.55	$0.52	$0.57
Intrinsic (or "in-the-money") value per share of options exercised	$0.76	$0.13	$0.22